Segment Reporting (Details) - Schedule of segment operating performance measure - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenues	$ 765,094	$ 358,515
Cost of revenues	(450,310)	(180,214)
General and administrative expenses	(10,408,530)	(8,779,594)
Other (expenses) income	(3,253,358)	374,970
Net income (loss) from continuing operations before income taxes	(13,347,104)	(8,226,323)
Tea shop chains [Member]
Segment Reporting Information [Line Items]
Revenues	765,094	358,515
Cost of revenues	(450,310)	(180,214)
General and administrative expenses	(1,809,435)	(992,884)
Other (expenses) income	(283,111)	214,041
Net income (loss) from continuing operations before income taxes	(1,761,389)	(600,542)
Blockchain business [Member]
Segment Reporting Information [Line Items]
Revenues
Cost of revenues
General and administrative expenses	(2,976,619)	(63,949)
Other (expenses) income	(2,560,131)	47,905
Net income (loss) from continuing operations before income taxes	(5,536,750)	(16,044)
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenues
Cost of revenues
General and administrative expenses	(5,622,476)	(7,722,761)
Other (expenses) income	(410,116)	113,024
Net income (loss) from continuing operations before income taxes	$ (6,048,965)	$ (7,609,737)